Payables to Parent Company (Heidmar Maritime Holdings Corp.) - Additional Information (Details)	Dec. 31, 2024 USD ($)
Heidmar Maritime Holdings Corp.
Payables to Parent Company [Line Items]
Amount payables to parent	$ 173,397